Derivative Instruments - Offsetting of Derivative Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	$ 8,801,134	$ 16,665,824
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(7,046,098)	(5,297,579)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	1,755,036	11,368,245
Futures Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	6,950,709	15,469,004
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(6,123,114)	(3,919,537)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	827,595	11,549,467
Forward Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	682,325	1,196,820
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(922,984)	(1,378,042)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	(240,659)	$ (181,222)
Swap Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	1,168,100
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 1,168,100